Cash flow information - Gross debt reconciliation (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net debt reconciliation
Net debt at the beginning of the year	¥ 2,800,876	¥ 3,506,770	¥ 89,175
Cash flows	1,991,903	(720,840)	3,237,904
Acquisition of subsidiaries (Note 35)		25,608
Acquisition of right-of-use assets	(38,646)	(46,479)	(225,638)
Other Changes(i)	(348,095)	35,817	405,329
Net debt at the end of the year	4,406,038	2,800,876	3,506,770
Lease liabilities
Net debt reconciliation
Net debt at the beginning of the year	(189,689)	(209,320)	(120,712)
Cash flows	100,997	76,895	83,727
Acquisition of right-of-use assets	(38,646)	(46,479)	(225,638)
Other Changes(i)	(6,881)	(10,785)	53,303
Net debt at the end of the year	(134,219)	(189,689)	(209,320)
Short term borrowings
Net debt reconciliation
Net debt at the beginning of the year	(3,218,566)	(3,386,100)	(1,502,246)
Cash flows	1,062,844	326,663	(1,815,337)
Acquisition of subsidiaries (Note 35)		(9,850)
Other Changes(i)	(127,585)	(149,279)	(68,517)
Net debt at the end of the year	(2,283,307)	(3,218,566)	(3,386,100)
Restricted cash
Net debt reconciliation
Net debt at the beginning of the year	3,440,289	3,996,238	1,100
Cash flows	(1,064,813)	(708,033)	3,590,548
Other Changes(i)	(94,977)	152,084	404,590
Net debt at the end of the year	2,280,499	3,440,289	3,996,238
Cash and cash equivalents
Net debt reconciliation
Net debt at the beginning of the year	1,077,875	565,027	847,767
Cash flows	2,145,418	507,942	(295,312)
Other Changes(i)	(168,099)	4,906	12,572
Net debt at the end of the year	3,055,194	1,077,875	565,027
Financial assets at fair value through profit or loss
Net debt reconciliation
Net debt at the beginning of the year	1,690,967	2,540,925	863,266
Cash flows	(252,543)	(924,307)	1,674,278
Acquisition of subsidiaries (Note 35)		35,458
Other Changes(i)	49,447	38,891	3,381
Net debt at the end of the year	¥ 1,487,871	¥ 1,690,967	¥ 2,540,925